SEGMENT INFORMATION (Tables)	9 Months Ended
Sep. 30, 2025
SEGMENT INFORMATION
Summary of Selected Financial Information Relating to Group's Segments

	Overseas art study	Other educational
For nine months ended September 30, 2025:	services	services	Others	Consolidated
	RMB	RMB	RMB	RMB
Net revenues	168,334,231	10,651,498	—	178,985,729
Operating cost and expenses:
Cost of revenues	88,774,573	10,076,345	65,560	98,916,478
Research and development	2,345,997	10,887	2,330	2,359,214
Selling and marketing	60,099,090	2,451,100	23,653	62,573,843
Unallocated corporate expenses*	—	—	—	60,131,363
Impairment loss of intangible assets and other non-current assets	—	—	—	—
Provision for loan receivable and other receivables	—	—	(3,781,662)	(3,781,662)
Total operating cost and expenses	151,219,660	12,538,332	(3,690,119)	220,199,236
Other operating income, net	62,187	—	56,415	118,602
Income (Loss) from operations	17,176,758	(1,886,834)	3,746,534	(41,094,905)
Unallocated other income, net				12,104,433
Loss before income taxes				(28,990,472)

	Overseas art study	Other educational
For nine months ended September 30, 2024:	services	services	Others	Consolidated
	RMB	RMB	RMB	RMB
Net revenues	157,985,211	9,159,342	—	167,144,553
Operating cost and expenses:
Cost of revenues	84,521,064	4,915,758	106,820	89,543,642
Research and development	2,703,386	59,066	161,639	2,924,091
Selling and marketing	67,002,262	5,323,802	61,116	72,387,180
Unallocated corporate expenses*	—	—	—	62,414,642
Impairment loss of intangible assets and other non-current assets	—	—	—	—
Provision for loan receivable and other receivables	—	—	—	—
Total operating cost and expenses	154,226,712	10,298,626	329,575	227,269,555
Other operating income, net	36,439	—	50,147	86,586
Income (Loss) from operations	3,794,938	(1,139,284)	(279,428)	(60,038,416)
Unallocated other income, net				860,197
Loss before income taxes				(59,178,219)

* Unallocated corporate expenses represent the general and administrative expenses for nine months ended September 30, 2024 and 2025.